Schedule of calculation of basic and diluted net income per share (Details)	6 Months Ended						12 Months Ended
	Oct. 31, 2025 USD ($) $ / shares shares		Oct. 31, 2025 SGD ($) $ / shares shares		Oct. 31, 2024 SGD ($) $ / shares shares		Apr. 30, 2025 USD ($) $ / shares shares		Apr. 30, 2025 SGD ($) $ / shares shares		Apr. 30, 2024 SGD ($) $ / shares shares
Net loss per share attributable to ordinary shareholders**
Net loss available to ordinary shareholders	$ (1,156,784)		$ (1,505,248)		$ (2,019,092)	[1]	$ (3,934,994)		$ (5,137,064)		$ (2,359,844)
Weighted average ordinary shares outstanding - basic	10,601,750	[2]	10,601,750	[2]	10,473,625	[2]	10,537,688	[3]	10,537,688	[3]	9,075,989	[3]
Weighted average ordinary shares outstanding - diluted	10,601,750	[2]	10,601,750	[2]	10,473,625	[2]	10,537,688	[3]	10,537,688	[3]	9,075,989	[3]
Loss per ordinary share - basic | (per share)	$ (0.11)		$ (0.14)		$ (0.20)	[2]	$ (0.37)		$ (0.49)		$ (0.26)	[4]
Loss per ordinary share - diluted | (per share)	$ (0.11)		$ (0.14)		$ (0.20)	[2]	$ (0.37)		$ (0.49)		$ (0.26)	[4]

[1]	Comparative amounts of S$72,914 were reclassified from costs of goods sold to employee benefits expenses (S$63,287) and other operating expenses (S$9,627) for consistency in presentation. Since the amounts were reclassification within costs of goods sold and operating expenses, the reclassification does not have any impact on the net loss.
[2]	Basic and diluted net loss per share has been calculated based on the weighted-average number of Class A ordinary shares outstanding during the respective reporting periods. We have evaluated our earnings (loss) per share presentation in light of its dual-class capital structure, and the accounting policy applied is described in Note 2, “Summary of Significant Accounting Policies.”
[3]	Give retroactive effect to reflect the reorganization on November 2024. See Note 1.
[4]	Basic and diluted net loss per share has been calculated based on the weighted-average number of Class A ordinary shares outstanding during the respective reporting periods. We have evaluated its earnings (loss) per share presentation in light of its dual-class capital structure, and the accounting policy applied is described in Note 2, “Summary of Significant Accounting Policies.”